UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Management LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169



13F File Number: 28-06371

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin McLaughlin
Title:  Chief Financial Officer
Phone:  (212) 499-2550


Signature, Place and Date of Signing:


/s/ Kevin McLaughlin          New York, N.Y.                      2/13/03
--------------------          ------------------------            -------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:   $59,851
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                    FORM 13F INFORMATION TABLE


                                    Title of             Market   Shares/  Sh/  Put/   Invstmt   Other         Voting Authority
Name of Issuer                      Class     CUSIP      Value    Prn Amt. Prn  Call   Discretn  Managers   Sole     Shared  None
--------------                      -----     -----      -----   --------- ---  ----   --------  --------   ----     ------  ----
American Water Works Company, Inc.  Common    030411102   6,822   150,000  Sh          Sole                 150,000  0       0
Cardinal Health, Inc.               Common    14149Y108   1,391    23,500  Sh          Sole                  23,500  0       0
Citigroup Inc.                      Common    172967101   3,585   101,873  Sh          Sole                 101,873  0       0
Dole Food Company, Inc.             Common    256605106   1,629    50,000  Sh          Sole                  50,000  0       0
Dreyer's Grand Ice Cream, Inc.      Common    261878102   2,370    33,400  Sh          Sole                  33,400  0       0
eBay Inc.                           Common    278642103     400    10,000  Sh   Put    Sole                  10,000  0       0
General Motors Corporation          Common    370442105     750    30,000  Sh   Put    Sole                  30,000  0       0
Gucci Group                         Common    401566104   4,500    50,000  Sh   Call   Sole                  50,000  0       0
Household International, Inc.       Common    441815107   2,250   150,000  Sh   Put    Sole                 150,000  0       0
Household International, Inc.       Common    441815107   1,100    55,000  Sh   Put    Sole                  55,000  0       0
Household International, Inc.       Common    441815107   4,172   150,000  Sh          Sole                 150,000  0       0
JDN Realty Corporation              Common    465917102     274    25,000  Sh          Sole                  25,000  0       0
Coca-Cola Femsa, S.A.               ADR       191241108     500    25,000  Sh   Call   Sole                  25,000  0       0
Monsanto Company                    Common    61166W101     625    50,000  Sh   Put    Sole                  50,000  0       0
Monsanto Company                    Common    61166W101     674    35,036  Sh          Sole                  35,036  0       0
Northrop Grumman Corporation        Common    666807102   7,878    81,213  Sh          Sole                  81,213  0       0
OraPharma, Inc.                     Common    68554E106     732   100,000  Sh          Sole                 100,000  0       0
P&O Princess Cruises plc            ADR       693070104     832    30,000  Sh          Sole                  30,000  0       0
Pharmacia Corporation               Common    71713U102  17,138   410,000  Sh          Sole                 410,000  0       0
Rational Software Corporation       Common    75409P202     520    50,000  Sh          Sole                  50,000  0       0
Solutia Inc.                        Common    834376105      86    34,500  Sh   Put    Sole                  34,500  0       0
Taubman Centers, Inc.               Common    876664103   1,623   100,000  Sh          Sole                 100,000  0       0
                                                         59,851




03164.0001 #384389